ORDINARY SHARE AND SHARE INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Summary of the Assumptions Used in the Estimating the Fair Values of Stock-based Payment Awards Excluding Non-employee
	Years ended December 31,
Stock Options:	2020	2016
Expected term in years	4.25	4.75
Weighted average risk-free interest rate	0.30%	1.30%
Expected dividend rate	0%	0%
Volatility	41.72%	51.6%

Summary of the Stock-based Compensation Expense Recognized in the Company's Consolidated Statement of Operations
	Years Ended December 31,
	2020	2019
	(in thousands)
Cost of net sales	$89	$136
Selling, general and administrative	360	985
Research and development	254	278
Total	$703	$1,399

2017 Equity Incentive Plan
Summary of Stock Options Activity

		Weighted
	Number of	average
	shares	exercise
	outstanding	price
	(in thousands)
Options Outstanding, December 31, 2018	206	$2.24
Options granted	—	—
Options exercised	(25)	2.24
Options forfeited or expired	—	—
Options Outstanding, December 31, 2019	181	$2.24
Options granted	875	1.14
Options exercised	—	—
Options forfeited or expired	—	—
Options Outstanding, December 31, 2020	1,056	$1.33

Summary of Unvested Restricted Awards

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2018	1,306	$2.77
Granted	407	3.23
Vested	(494)	2.76
Forfeited	(66)	3.63
Total nonvested restricted stock at December 31, 2019	1,153	$2.89
Granted	76	1.50
Vested	(536)	2.77
Forfeited	(272)	3.32
Total nonvested restricted stock at December 31, 2020	421	$3.05

Summary of Significant Ranges of Outstanding and Exercisable Stock Options

			Weighted
		Number of shares	Average	Weighted	Number of shares	Weighted
Range of		Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices		as of 12/31/2020	Contractual Term	Exercise Price	as of 12/31/2020	Exercise Price
$1.14	$1.14	875,384	6.92	$1.14	—	$—
$2.24	$2.24	181,450	1.15	$2.24	181,450	$2.24

	Number of shares	Weighted average exercise price
Options exercisable as of December 31, 2020	1,056,834	$1.33
Options vested and expected to vest as of December 31, 2020	181,450	$2.24